Shareholder Report, Average Annual Return (Details)	12 Months Ended	27 Months Ended	45 Months Ended	60 Months Ended	97 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000198632 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Diversified Real Assets Fund (Class NAV)
Average Annual Return, Percent	38.55%			13.94%	9.87%
C000227916 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Growth Fund (Class A/JACJX)
Average Annual Return, Percent	6.98%			(1.41%)		11.24%
C000227917 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Growth Fund (Class C/JACLX)
Average Annual Return, Percent	10.82%			(1.04%)		11.45%
C000227914 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Growth Fund (Class I/JACBX)
Average Annual Return, Percent	12.95%			(0.17%)		11.94%
C000227913 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Growth Fund (Class NAV/JACFX)
Average Annual Return, Percent	13.08%			(0.07%)		12.00%
C000227915 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Growth Fund (Class R6/JACEX)
Average Annual Return, Percent	13.02%			(0.08%)		11.99%
C000236691 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental Equity Income Fund (Class R6/JHCQX)
Average Annual Return, Percent	10.92%		13.38%
C000236695 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental Equity Income Fund (Class I/JHFEX)
Average Annual Return, Percent	10.70%		13.32%
C000236694 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental Equity Income Fund (Class C/JHCOX)
Average Annual Return, Percent	8.84%		13.04%
C000236693 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental Equity Income Fund (Class A/JHCMX)
Average Annual Return, Percent	5.01%		11.72%
C000247102 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Climate Action Fund (Class I/JLFSX)
Average Annual Return, Percent	5.01%	9.86%
C000251888 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Global Long/Short Fund (Class R6/JAKVX)
Average Annual Return, Percent	27.08%			13.40%		7.94%
C000251887 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Global Long/Short Fund (Class NAV/JAKWX)
Average Annual Return, Percent	27.09%			13.37%		7.93%
C000251891 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Global Long/Short Fund (Class I/JAKUX)
Average Annual Return, Percent	26.92%			13.55%		8.17%
C000251890 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Global Long/Short Fund (Class C/JAKTX)
Average Annual Return, Percent	24.66%			13.03%		7.77%
C000251889 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Global Long/Short Fund (Class A/JAKRX)
Average Annual Return, Percent	20.21%			12.12%		7.33%
Without Sales Load [Member] | C000227916 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Growth Fund (Class A/JACJX)—excluding sales charge
Average Annual Return, Percent	12.63%			(0.40%)		11.82%
Without Sales Load [Member] | C000227917 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Growth Fund (Class C/JACLX)—excluding sales charge
Average Annual Return, Percent	11.82%			(1.04%)		11.45%
Without Sales Load [Member] | C000236694 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental Equity Income Fund (Class C/JHCOX)—excluding sales charge
Average Annual Return, Percent	9.69%		13.04%
Without Sales Load [Member] | C000236693 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental Equity Income Fund (Class A/JHCMX)—excluding sales charge
Average Annual Return, Percent	10.53%		13.27%
Without Sales Load [Member] | C000251890 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Global Long/Short Fund (Class C/JAKTX)—excluding sales charge
Average Annual Return, Percent	25.66%			13.03%		7.77%
Without Sales Load [Member] | C000251889 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Global Long/Short Fund (Class A/JAKRX)—excluding sales charge
Average Annual Return, Percent	26.57%			13.27%		7.89%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	18.90%	15.66%		10.27%	10.63%	11.80%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	18.09%			10.87%		13.72%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	17.74%		16.16%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	9.56%			5.37%		11.69%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	15.87%		12.60%